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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Peak Investments, LLC
                 -------------------------------
   Address:      865 South Figueroa Street
                 -------------------------------
                 Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stacey Schaper-Ashenfelter
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (213) 891-6325
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Stacey Schaper-Ashenfelter     Los Angeles, CA     11/08/2007
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                         The Cypress Funds LLC
       ---------------          ------------------------------------
    [Repeat as necessary.]      Oakmont Corporation

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2
                                        --------------------

Form 13F Information Table Entry Total:             1
                                        --------------------

Form 13F Information Table Value Total:       891,377
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-                          The Cypress Funds LLC
    ------       -----------------         ---------------------------------

              28-                          Oakmont Corporation
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ALLIED WORLD ASSURANCE         Common      G0219G203   1,434     27,632                 Other       Oakmont    Sole
                                                                                                  Corporation
AMERICA MOVIL - ADR
 SERIES L                  Spon ADR L Shs  02364W105   26,701   417,200                 Other       Oakmont    Sole
                                                                                                  Corporation
AMERICA MOVIL - ADR
 SERIES L                  Spon ADR L Shs  02364W105   24,646   385,100                 Other     The Cypress  Sole
                                                                                                    Funds LLC
APPLE INC.                     Common      37833100     9,208    60,000                 Other     The Cypress  Sole
                                                                                                    Funds LLC
BOEING CO                      Common      097023105   37,313   355,400                 Other      Oakmont     Sole
                                                                                                  Corporation
BOEING CO                      Common      097023105   23,255   221,500                 Other     The Cypress  Sole
                                                                                                    Funds LLC
CAMECO CORPORATION             Common      13321L108    7,861   170,000                 Other     The Cypress  Sole
                                                                                                    Funds LLC
COMPUGEN LTD                   Common      M25722105      306   122,825                 Other      Oakmont     Sole
                                                                                                  Corporation
CVS Corporation                Common      126650100      317     8,000                 Other      Oakmont     Sole
                                                                                                  Corporation
CVS CORPORATION                Common      126650100   18,000   454,200                 Other     The Cypress  Sole
                                                                                                    Funds LLC
DELPHI FINANCIAL GROUP,
 INC                           Common      247131105   28,052   694,014                 Other      Oakmont     Sole
                                                                                                  Corporation
ENCANA CORP                    Common      292505104   40,363   652,600                 Other      Oakmont     Sole
                                                                                                  Corporation
ENCANA CORP                    Common      292505104   21,629   349,700                 Other     The Cypress  Sole
                                                                                                    Funds LLC
EXTERRAN HOLDINGS              Common      30225X103   12,181   151,612                 Other     The Cypress  Sole
                                                                                                    Funds LLC
FREEPORT MCMORAN COPPER &
 GOLD CL B                     Common      35671D857  168,553 1,606,954                 Other      Oakmont     Sole
                                                                                                  Corporation
FREEPORT MCMORAN COPPER &
 GOLD CL B                     Common      35671D857   33,145   316,000                 Other     The Cypress  Sole
                                                                                                    Funds LLC
GOL LINHAS AEREAS INTLG
 SA                           Spon ADR     38045R107    7,320   305,000                 Other     The Cypress  Sole
                                                                                                    Funds LLC
HILTON HOTELS CORP             Common      432848109   34,166   734,900                 Other      Oakmont     Sole
                                                                                                  Corporation
LUNDIN MINING CORPORATION      Common      550372106   10,214   798,579                 Other      Oakmont     Sole
                                                                                                  Corporation
LUNDIN MINING CORPORATION      Common      550372106   13,599 1,063,604                 Other     The Cypress  Sole
                                                                                                    Funds LLC
MCMORAN EXPLORATION  CO        Common      582411104    5,134   381,681                 Other      Oakmont     Sole
                                                                                                  Corporation
MCMORAN EXPLORATION  CO      NOTE 6.00%    582411AB0    3,176 2,750,000                 Other      Oakmont     Sole
                                                                                                  Corporation
PETROLEO BRASILEIRO SA        Spon ADR     71654V408      483     6,400                 Other      Oakmont     Sole
                                                                                                  Corporation
PETROLEO BRASILEIRO SA        Spon ADR     71654V408   21,706   287,500                 Other     The Cypress  Sole
                                                                                                    Funds LLC
SEI INVESTMENTS CO             Common      784117103    3,345   122,600                 Other      Oakmont     Sole
                                                                                                  Corporation
SIRIUS SATELLITE RADIO
 INC.                          Common      82966U103      366   105,000                 Other      Oakmont     Sole
                                                                                                  Corporation
SIRIUS SATELLITE RADIO
 INC.                          Common      82966U103   20,940 6,000,000                 Other     The Cypress  Sole
                                                                                                    Funds LLC
STATE STREET CORPORATION       Common      857477103  203,616 2,987,320                 Other      Oakmont     Sole
                                                                                                  Corporation
STATE STREET CORPORATION       Common      857477103   27,725   406,766                 Other     The Cypress  Sole
                                                                                                    Funds LLC
STRATUS PROPERTIES INC         Common      863167201    3,262    92,339                 Other      Oakmont     Sole
                                                                                                  Corporation
SUNCOR ENERGY INC              Common      867229106      689     7,229                 Other     The Cypress  Sole
                                                                                                    Funds LLC
SYNTA PHARMACEUTICALS
 CORP                          Common      87162T206    2,616   396,402                 Other      Oakmont     Sole
                                                                                                  Corporation
SYNTROLEUM CORP                Common      871630109   13,978 7,395,777                 Other      Oakmont     Sole
                                                                                                  Corporation
TAKE TWO INTERACTIVE
 SOFTWARE                      Common      874054109   17,678 1,035,000                 Other     The Cypress  Sole
                                                                                                    Funds LLC
TRANSOCEAN INC                 Common      G90078109   36,086   319,200                 Other      Oakmont     Sole
                                                                                                  Corporation  Sole
TRANSOCEAN INC                 Common      G90078109   20,959   185,400                 Other     The Cypress
                                                                                                    Funds LLC
WYNN RESORTS LTD               Common      983134107   12,330    78,255                 Other     The Cypress  Sole
                                                                                                    Funds LLC

                                                      -------
                                                      891,377
                                                      -------
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